                           SUNAMERICA SERIES TRUST
                Supplement to the Prospectus dated May 1, 2001


        Effective July 2, 2001, Goldman Sachs Asset Management ("GSAM") no longer serves as subadviser to the Asset Allocation Portfolio. WM Advisors, Inc. ("WMA"), pursuant to its Subadvisory Agreement with SunAmerica Asset Management Corp., has assumed subadvisory responsibilities for the Portfolio. All references in the Prospectus to GSAM with respect to the Asset Allocation Portfolio are no longer applicable.

        Under the heading "INFORMATION ABOUT THE SUBADVISERS" and before the last paragraph under this heading on page 53 of the Prospectus, the following should be added:

        WM ADVISORS, INC. (WMA), is located at 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101. WMA is an investment adviser registered with the SEC under the Investment Advisers Act of 1940, and provides investment advisory services for separately managed accounts in addition to the WM Group of Funds.

        References to GSAM under the heading "PORTFOLIO MANAGEMENT" on pages 58 - 61 of the Prospectus are replaced with the following:

-------------------------------------------------------------------------------------------
                                         NAME AND TITLE OF
        PORTFOLIO          ADVISER/      PORTFOLIO MANAGER ( AND/         EXPERIENCE
                           SUBADVISER    OR MANAGEMENT TEAM
-------------------------------------------------------------------------------------------
Asset Allocation          WMA           -   Randall L. Yoakum,      Mr. Yoakum re-joined
Portfolio                                   Chief Investment        WMA in 1999 as a
                                            Officer and Senior      Senior Portfolio
                                            Portfolio Manager       Manager and Chairman
                                                                    of the Investment
                                                                    Policy, Asset
                                                                    Allocation and Equity
                                                                    Investment Teams.
                                                                    From 1997-1999, Mr.
                                                                    Yoakum was the Chief
                                                                    Investment Officer at
                                                                    D.A. Davidson, and
                                                                    from 1994-1997, he
                                                                    served as Senior Vice
                                                                    President and Chief
                                                                    Equity Officer at
                                                                    Boatmen's Trust
                                                                    Company.  Mr. Yoakum
                                                                    is a Chartered
                                                                    Financial Analyst.
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                                         NAME AND TITLE OF
        PORTFOLIO          ADVISER/      PORTFOLIO MANAGER ( AND/         EXPERIENCE
                           SUBADVISER    OR MANAGEMENT TEAM
-------------------------------------------------------------------------------------------
Asset Allocation          WMA           -   Gary J. Pokrzywinski,   Mr. Pokrzywinski
Portfolio                                   Senior Portfolio        joined WMA in 1992.
                                            Manager                 He has been a Senior
                                                                    Portfolio Manager
                                                                    since 1994, and Head
                                                                    of the Fixed Income
                                                                    Investment Team since
                                                                    1999.  He is a
                                                                    Chartered Financial
                                                                    Analyst.

                                        -   Michael D. Meighan,     Mr. Meighan joined
                                            Senior Asset            WMA in 1999 as a
                                            Allocation Analyst      Senior Asset
                                                                    Allocation Analyst.
                                                                    From 1993-1999 he was
                                                                    a Manager of Managed
                                                                    Assets at D.A.
                                                                    Davidson.
                                                                    Mr. Meighan is a
                                                                    Chartered Financial
                                                                    Analyst Candidate.

                                        -   Charles D. Averill,     Mr. Averill joined
                                            Senior Quantitative     WMA in 1990.  He was
                                            Analyst                 an Equity Analyst
                                                                    from 1996-1999, and
                                                                    has been a Senior
                                                                    Quantitative Analyst
                                                                    since 1999.  He is a
                                                                    Chartered Financial
                                                                    Analyst.
-------------------------------------------------------------------------------------------



Dated:  July 2, 2001


                                      2